Loans and Allowance for Credit Losses, PCI, by FICO Score, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Purchased Credit Impaired Loans by FICO [Abstract]
Total consumer PCI loans (carrying value)	$ 23,320	$ 26,727
Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total consumer PCI loans (carrying value)	21,813	24,223
Residential Mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	7,783	10,034
600-639	5,469	6,089
640-679	6,787	6,859
680-719	4,047	3,767
720-759	1,741	1,673
760-799	881	870
800 and greater	221	199
No FICO available	107	119
Total consumer PCI loans (adjusted unpaid principal balance)	27,036	29,610
Total consumer PCI loans (carrying value)	21,813	24,223
Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total consumer PCI loans (carrying value)	21,712	24,100
Real estate 1-4 family first mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	7,708	9,933
600-639	5,416	6,029
640-679	6,718	6,789
680-719	4,008	3,732
720-759	1,728	1,662
760-799	875	865
800 and greater	220	198
No FICO available	97	118
Total consumer PCI loans (adjusted unpaid principal balance)	26,770	29,326
Total consumer PCI loans (carrying value)	21,712	24,100
Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total consumer PCI loans (carrying value)	101	123
Real estate 1-4 family junior lien mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	75	101
600-639	53	60
640-679	69	70
680-719	39	35
720-759	13	11
760-799	6	5
800 and greater	1	1
No FICO available	10	1
Total consumer PCI loans (adjusted unpaid principal balance)	266	284
Total consumer PCI loans (carrying value)	$ 101	$ 123